CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss from continuing operations	$ (14,915,529)	$ (18,230,588)	$ (26,703,662)
Add (deduct) items not affecting cash
Depreciation and amortization	490,571	2,506,316	4,534,586
Interest expense	9,343	24,288	63,411
Accretion expense	14,560	0	0
Share-based payments	152,214	3,835,475	1,531,258
Change in fair value of investments	3,702	378,425	234,226
Change in fair value of derivative liability	(104,483)	(212,256)	(521,809)
Unrealized foreign exchange (gain) loss	(1,692,842)	(383,514)	934,100
Unrealized loss on change in fair value of digital assets	141,770	0	0
Gain on settlement of debt	(732,417)	0	0
Gain on remeasurement of financial liability	0	(4,939,015)	(119,453)
Impairment loss	0	4,555,805	0
Gain on net investment in lease	0	0	(22,619)
Changes in non-cash working capital balances
Finance receivables	(4,663,014)	(663,698)	(7,431,656)
Other receivables	(145,914)	159,585	215,175
Prepaid expenses and deposits	86,377	316,724	795,930
Note receivable	0	(224,610)	0
Inventory	(117,242)	0	0
Deferred income	1,000,000	0	0
Trade and other payables	4,270,397	2,049,799	(699,778)
Cash used in continuing operating activities	(6,876,479)	(10,827,264)	(27,190,291)
Cash used in discontinued operating activities	0	0	(1,142,982)
Cash used in operating activities	(6,876,479)	(10,827,264)	(28,333,273)
Investing activities
Redemption of investments	6,189,077	0	0
Purchase of investments	(6,689,636)	(744,500)	(401,612)
Purchase of equipment	0	0	(113,958)
Additions to intangible assets	0	0	(250,000)
Net cash upon control of subsidiary	0	31,783	0
Purchases of digital assets	(1,003,000)	0	0
Proceeds from sale of investments	0	443,138	158,036
Cash (used in) provided by continuing investing activities	(1,503,559)	(269,579)	(607,534)
Cash provided by discontinued investing activities	0	0	12,730,942
Cash (used in) provided by investing activities	(1,503,559)	(269,579)	12,123,408
Financing activities
Share repurchase	0	(2,957,816)	(1,926,237)
Proceeds from issuance of shares, net	10,670,618	34	0
Proceeds from convertible debentures	702,700	0	0
Payment of lease obligation	(63,586)	(189,054)	(143,071)
Share options exercised	0	20,247	0
Proceeds from loans	309,138	0	0
Cash (used in) provided by continuing financing activities	11,618,870	(3,126,589)	(2,069,308)
Cash (used in) provided by financing activities	11,618,870	(3,126,589)	(2,069,308)
Net decrease	3,238,832	(14,223,432)	(18,279,173)
Cash and cash equivalents, beginning of the year	2,757,040	16,980,472	35,259,645
Cash and cash equivalents, end of the year	$ 5,995,872	$ 2,757,040	$ 16,980,472
Non-cash transactions
Shares issued for debt	1,990,213	0	0